Accrued Expenses and Other Accounts Payable	12 Months Ended
Dec. 31, 2021
Accrued Expenses and Other Accounts Payable Disclosure [Abstract]
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE
NOTE 11:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2021	2020
Employees and payroll accruals	$27,826	$28,562
Accrued expenses	8,955	7,086
Government authorities	8,160	5,559
Other	232	639
	$45,173	$41,846